Subsequent events	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent events

28.	Subsequent events

Subsequent to the year end, KFH made a further short-term bridge loan to Fusion Fuel Portugal of €300,000 on a non-interest-bearing basis for use as working capital. This amount is still outstanding. This loan was made over two days, €250,000 on January 29, 2024 and €50,000 on January 31, 2024. This amount remains outstanding.

During 2024, to date, Parent raised net proceeds of $6,398,264 through the ATM facility.